Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Liquidity Risk [line items]
Deposits	$ 8,461,015,079	$ 7,599,066,524
From the non-financial public sector	648,004,199	422,030,918
From the financial sector	12,022,826	43,956,527
From the non financial private sector and foreign residents	7,800,988,054	7,133,079,079
Liabilities at fair value through profit or loss	7,183,451	30,106,856	[1]
Derivative instruments	1,321,602	6,179,869	[1]
Repo transactions	19,107,093	51,553,918
Other financial institutions	19,107,093	51,553,918
Other financial liabilities	1,041,507,453	817,703,943
Financing received from the BCRA and other financial institutions	43,746,291	43,163,258
Issued corporate bonds	15,524,165	134,310,399
Subordinated corporate bonds	466,167,451	842,608,609
TOTAL	10,055,572,585	9,524,693,376
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	7,924,251,510	6,743,077,751
From the non-financial public sector	584,644,593	397,668,386
From the financial sector	12,022,826	43,956,527
From the non financial private sector and foreign residents	7,327,584,091	6,301,452,838
Liabilities at fair value through profit or loss	7,183,451	30,106,856
Derivative instruments	288,115	894,406
Repo transactions	19,107,093	51,533,416
Other financial institutions	19,107,093	51,533,416
Other financial liabilities	995,224,520	767,623,439
Financing received from the BCRA and other financial institutions	18,564,961	20,161,593
TOTAL	8,964,619,650	7,613,397,461
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	370,876,145	405,662,330
From the non-financial public sector	20,423,020	13,300,743
From the non financial private sector and foreign residents	350,453,125	392,361,587
Derivative instruments	451,132	3,060,108
Repo transactions		17
Other financial institutions		17
Other financial liabilities	2,944,923	3,014,733
Financing received from the BCRA and other financial institutions	16,579,495	8,051,656
Issued corporate bonds	95,508	185,722
TOTAL	390,947,203	419,974,566
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	100,657,285	303,973,951
From the non-financial public sector	275,265	11,058,094
From the non financial private sector and foreign residents	100,382,020	292,915,857
Derivative instruments	417,059	283,931
Repo transactions		5,178
Other financial institutions		5,178
Other financial liabilities	3,085,342	3,671,244
Financing received from the BCRA and other financial institutions	8,149,077	5,410,579
Issued corporate bonds	104,322	30,853,066
Subordinated corporate bonds	13,667,842	23,336,511
TOTAL	126,080,927	367,534,460
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	65,057,889	143,467,314
From the non-financial public sector	42,661,321
From the non financial private sector and foreign residents	22,396,568	143,467,314
Derivative instruments	165,296	1,941,424
Repo transactions		15,307
Other financial institutions		15,307
Other financial liabilities	4,811,845	6,082,818
Financing received from the BCRA and other financial institutions	95,037	4,596,603
Issued corporate bonds	15,324,335	91,120,625
Subordinated corporate bonds	13,667,842	23,336,511
TOTAL	99,122,244	270,560,602
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	148,307	2,853,084
From the non-financial public sector		3,695
From the non financial private sector and foreign residents	148,307	2,849,389
Other financial liabilities	9,844,731	9,579,857
Financing received from the BCRA and other financial institutions	183,346	4,807,733
Issued corporate bonds		12,150,986
Subordinated corporate bonds	438,831,767	46,673,023
TOTAL	449,008,151	76,064,683
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	23,943	32,094
From the non financial private sector and foreign residents	23,943	32,094
Other financial liabilities	25,596,092	27,731,852
Financing received from the BCRA and other financial institutions	174,375	135,094
Subordinated corporate bonds		749,262,564
TOTAL	$ 25,794,410	$ 777,161,604

[1]	See Note 3.